Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	August 2012
Distribution Date	9/17/2012
Transaction Month	6
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 11, 2012
Closing Date:	March 7, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:	$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%	March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%	June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%	March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%	December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%	February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%	June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%	May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$70,296,049.10	0.2123748	$27,324,418.97	0.0825511	$42,971,630.13
Class A-2 Notes	$313,000,000.00	1.0000000	$313,000,000.00	1.0000000	$-
Class A-3 Notes	$450,000,000.00	1.0000000	$450,000,000.00	1.0000000	$-
Class A-4 Notes	$166,980,000.00	1.0000000	$166,980,000.00	1.0000000	$-
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$1,093,756,049.10	0.8075219	$1,050,784,418.97	0.7757958	$42,971,630.13

Weighted Avg. Coupon (WAC)	4.60%		4.60%
Weighted Avg. Remaining Maturity (WARM)	48.73		47.89
Pool Receivables Balance	$1,146,351,524.84		$1,102,181,953.07
Remaining Number of Receivables	76,091		74,364

Adjusted Pool Balance	$1,121,050,011.78		$1,078,078,381.65

III. COLLECTIONS

Principal:
Principal Collections	$42,918,361.29
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$678,856.21
Total Principal Collections	$43,597,217.50

Interest:
Interest Collections	$4,494,287.32
Late Fees & Other Charges	$66,291.60
Interest on Repurchase Principal	$-
Total Interest Collections	$4,560,578.92

Collection Account Interest	$4,107.72
Reserve Account Interest	$668.78
Servicer Advances	$-

Total Collections	$48,162,572.92

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	August 2012
Distribution Date	9/17/2012
Transaction Month	6
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$48,162,572.92
Reserve Account Available	$6,823,490.67
Total Available for Distribution	$54,986,063.59

	Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due 1.00%	$955,292.94		$955,292.94	$955,292.94
Collection Account Interest				$4,107.72
Late Fees & Other Charges				$66,291.60
Total due to Servicer				$1,025,692.26

2. Class A Noteholders Interest:
Class A-1 Notes	$19,321.10		$19,321.10
Class A-2 Notes	$143,458.33		$143,458.33
Class A-3 Notes	$270,000.00		$270,000.00
Class A-4 Notes	$132,192.50		$132,192.50

Total Class A interest:	$564,971.93		$564,971.93	$564,971.93

3. First Priority Principal Distribution:	$-		$-	$-

4. Class B Noteholders Interest:	$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:	$-		$-	$-

6. Class C Noteholders Interest:	$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:	$-		$-	$-

8. Class D Noteholders Interest:	$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:				$46,408,263.81

Reserve Account Release				$-
Reserve Account Draw				$-

9. Regular Principal Distribution Amount:				$42,971,630.13

	Distributable Amount	Paid Amount
Class A-1 Notes		$42,971,630.13
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$42,971,630.13	$42,971,630.13
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$42,971,630.13	$42,971,630.13

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			3,436,633.68

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$25,301,513.06
Beginning Period Amount	$25,301,513.06
Current Period Amortization	$1,197,941.64
Ending Period Required Amount	$24,103,571.42
Ending Period Amount	$24,103,571.42
Next Distribution Date Amount	$22,937,079.80

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	August 2012
Distribution Date	9/17/2012
Transaction Month	6
30/360 Days	30
Actual/360 Days	33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	2.43%	2.53%	2.53%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.02%	73,633	98.85%	$1,089,464,885.40
30 - 60 Days	0.78%	579	0.91%	$10,070,396.16
61 - 90 Days	0.16%	122	0.19%	$2,126,168.75
91 + Days	0.04%	30	0.05%	$520,502.76
		74,364		$1,102,181,953.07
Total
Delinquent Receivables 61 + days past due	0.20%	152	0.24%	$2,646,671.51
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.17%	128	0.21%	$2,407,061.72
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.14%	106	0.17%	$2,024,730.42
Three-Month Average Delinquency Ratio	0.17%		0.21%

Repossession in Current Period		63		$1,281,077.60
Repossession Inventory		79		$970,770.10

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,251,210.48
Recoveries				$(678,856.21)
Net Charge-offs for Current Period				$572,354.27

Beginning Pool Balance for Current Period				$1,146,351,524.84

Net Loss Ratio				0.60%
Net Loss Ratio for 1st Preceding Collection Period				0.32%
Net Loss Ratio for 2nd Preceding Collection Period				0.55%
Three-Month Average Net Loss Ratio for Current Period				0.49%

Cumulative Net Losses for All Periods				$1,965,356.11
Cumulative Net Losses as a % of Initial Pool Balance				0.14%

Principal Balance of Extensions				$6,041,417.44
Number of Extensions				311

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